Stock-Based Compensation - Stock-based Compensation Expense and Capitalized Cost (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 26, 2022	Nov. 27, 2021	Nov. 26, 2022	Nov. 27, 2021	Feb. 26, 2022	Feb. 27, 2021	Feb. 29, 2020
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 1,620,400	$ 8,878,500	$ 20,039,600	$ 26,874,800	$ 35,100,000	$ 31,600,000	$ 45,700,000
Total capitalized stock-based compensation cost	114,600	195,700	813,200	783,900	$ 1,000,000	$ 800,000
Equity-classified share-settled awards
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	2,313,300	8,878,500	18,746,900	26,874,800
Total capitalized stock-based compensation cost	189,400	195,700	764,600	783,900
Liability-classified cash-settled awards
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	(692,900)	0	1,292,700	0
Total capitalized stock-based compensation cost	$ (74,800)	$ 0	$ 48,600	$ 0